SPECIAL CASH DIVIDEND (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend payable
Dividends common stock			$ 0.0
S 2024 Dividends
Dividend payable
Dividends payable date declared day month and year		Feb. 29, 2024
Common Stock dividends per share declared		$ 0.02
Dividends payable date of record day month and year		Mar. 28, 2024
Dividends common stock		$ 5.3
S 2024 Dividends | American Depositary Shares
Dividend payable
Common Stock dividends per share declared		$ 0.1
S 2025 Dividends
Dividend payable
Dividends payable date declared day month and year	Mar. 25, 2025
Common Stock dividends per share declared	$ 0.02
Dividends payable date of record day month and year	Apr. 17, 2025
Dividends common stock	$ 5.2
S 2025 Dividends | American Depositary Shares
Dividend payable
Common Stock dividends per share declared	$ 0.1